Borrowings - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 260,200
2023	284,903
2024	224,023
2025	328,527
2026	162,121
2027 and thereafter	114,671
Total borrowings	$ 1,374,445	$ 491,169